SCHEDULE OF OTHER NON-CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Long-term payments of leaseback	[1]		$ 270,412
Deposit		11,654	36,354
Total		$ 11,654	$ 306,766

[1]	As of December 31, 2025, all outstanding obligations under these sale-leaseback arrangements are scheduled to mature in full during 2026.